Liability Related to Warrants - Summary of Reconciliation of Changes in Fair Value of Warrants (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	$ 5,570,530	$ 10,462,000
Warrants issued during the year	14,494,891	7,585,314
Warrants exercised during the year	(1,769,000)
Warrants reclassified to equity during the year	37,710
Warrants outstanding, ending balance	3,156,254	5,570,530
2020 Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	309,769	6,174,000
Warrants issued during the year	(19,058)
Change in fair value	(279,056)	(5,877,802)
Translation effect	(11,655)	13,571
Warrants outstanding, ending balance		309,769
2021 Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	306,704	4,288,000
Warrants issued during the year	(18,652)
Change in fair value	(276,527)	(3,990,948)
Translation effect	(11,525)	9,652
Warrants outstanding, ending balance		306,704
Series A Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	3,270,816
Warrants issued during the year		4,757,559
Change in fair value	(3,028,191)	(1,572,299)
Translation effect	(136,418)	85,556
Warrants outstanding, ending balance	106,207	3,270,816
Series B Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, beginning balance	1,683,241
Warrants issued during the year		2,827,755
Change in fair value	(1,619,625)	(1,192,267)
Translation effect	(59,975)	47,753
Warrants outstanding, ending balance	3,641	$ 1,683,241
Series C Warrants
Class Of Warrant Or Right [Line Items]
Warrants issued during the year	4,046,836
Warrants exercised during the year	(365,224)
Change in fair value	(3,065,563)
Translation effect	(121,760)
Warrants outstanding, ending balance	494,289
Series D Warrants
Class Of Warrant Or Right [Line Items]
Warrants issued during the year	3,080,121
Warrants exercised during the year	(1,403,776)
Change in fair value	(1,471,428)
Translation effect	(51,319)
Warrants outstanding, ending balance	153,598
Series E Warrants
Class Of Warrant Or Right [Line Items]
Warrants issued during the year	7,029,614
Change in fair value	(4,983,532)
Warrants outstanding, ending balance	2,046,082
January 2023 Warrants
Class Of Warrant Or Right [Line Items]
Warrants issued during the year	338,320
Change in fair value	14,117
Warrants outstanding, ending balance	$ 352,437